Expense Example, No Redemption - Class C	Oct. 31, 2025 USD ($)
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Core Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 156
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,840
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Floating Rate Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	2,124
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,201
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Neuberger Municipal High Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	1,270
Expense Example, No Redemption, 10 Years	3,278
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Municipal Impact Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	1,504
Expense Example, No Redemption, 10 Years	4,078
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Neuberger Municipal Intermediate Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	1,918
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Strategic Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	$ 2,036